Share-based Issuances (Details - Options by exercise Price) - Equity Option [Member] - $ / shares		3 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		17,640 [1]	17,640	4,480	4,480
Exercise price - options outstanding		$ 79.66	$ 79.66	$ 990.71	$ 990.71
Options exercisable	[1]	9,198
$14.94 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	[1]	13,564
Exercise price - options outstanding	[1],[2]	$ 14.94
Weighted average contractual term	[1],[2]	9 years 5 months 12 days
Options exercisable	[1]	5,203
Exercise price - options exercisable	[1],[2]	$ 14.94
$66.75 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	[1]	3,821
Exercise price - options outstanding	[1],[2]	$ 66.75
Weighted average contractual term	[1],[2]	8 years 9 months 3 days
Options exercisable	[1]	3,821
Exercise price - options exercisable	[1],[2]	$ 66.75
$818.13 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	[1]	144
Exercise price - options outstanding	[1],[2]	$ 818.13
Weighted average contractual term	[1],[2]	7 years 8 months 15 days
Options exercisable	[1]	71
Exercise price - options exercisable	[1],[2]	$ 818.13
$1,295.91 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	[1]	16
Exercise price - options outstanding	[1],[2]	$ 1,295.91
Weighted average contractual term	[1],[2]	7 years 2 months 8 days
Options exercisable	[1]	8
Exercise price - options exercisable	[1],[2]	$ 1,295.91
$5,857.78 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	[1]	43
Exercise price - options outstanding	[1],[2]	$ 5,857.78
Weighted average contractual term	[1],[2]	5 years 10 months 17 days
Options exercisable	[1]	43
Exercise price - options exercisable	[1],[2]	$ 5,857.78
$9,130.28 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	[1]	20
Exercise price - options outstanding	[1],[2]	$ 9,130.28
Weighted average contractual term	[1],[2]	5 years 4 months 13 days
Options exercisable	[1]	20
Exercise price - options exercisable	[1],[2]	$ 9,130.28
$9,475.72 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	[1]	16
Exercise price - options outstanding	[1],[2]	$ 9,475.72
Weighted average contractual term	[1],[2]	1 year 10 months 2 days
Options exercisable	[1]	16
Exercise price - options exercisable	[1],[2]	$ 9,475.72
$13,927.65 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	[1]	16
Exercise price - options outstanding	[1],[2]	$ 13,927.65
Weighted average contractual term	[1],[2]	3 years 4 months 17 days
Options exercisable	[1]	16
Exercise price - options exercisable	[1],[2]	$ 13,927.65

[1]	The Company’s common stock outstanding as of March 31, 2026 and December 31, 2025 has been retroactively restated for the effect of the 1-for 7.7 reverse stock split effective March 31, 2026.
[2]	Price and Life reflect the weighted average exercise price and weighted average remaining contractual life, respectively.